FINANCIAL STATEMENT SCHEDULE I - Condensed Balance Sheets (Parenthetical) (Detail) ¥ in Thousands	Sep. 30, 2019 CNY (¥) shares	Sep. 30, 2019 $ / shares	Jun. 30, 2019 $ / shares shares	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2018 $ / shares	Mar. 31, 2018 $ / shares shares	Jul. 31, 2017 $ / shares shares	May 31, 2015 $ / shares shares
Series B convertible redeemable preferred shares [Member]
Convertible redeemable preferred shares, par value | $ / shares		$ 0.00001			$ 0.00001			$ 0.125
Convertible redeemable preferred shares, shares authorized	160,000,000			160,000,000
Convertible redeemable preferred shares, shares issued	160,000,000			160,000,000				160,000,000
Convertible redeemable preferred shares, shares outstanding	160,000,000			160,000,000
Convertible redeemable preferred shares, liquidation value | ¥	¥ 233,350			¥ 202,312
Series B convertible redeemable preferred shares [Member] | Parent Company
Convertible redeemable preferred shares, par value | $ / shares		0.00001			0.00001
Convertible redeemable preferred shares, shares authorized	160,000,000			160,000,000
Convertible redeemable preferred shares, shares issued	160,000,000			160,000,000
Convertible redeemable preferred shares, shares outstanding	160,000,000			160,000,000
Convertible redeemable preferred shares, liquidation value | ¥	¥ 233,350			¥ 202,312
Series C convertible redeemable preferred shares [Member]
Convertible redeemable preferred shares, par value | $ / shares		0.00001			0.00001		$ 0.25
Convertible redeemable preferred shares, shares authorized	120,000,000			120,000,000
Convertible redeemable preferred shares, shares issued	120,000,000			120,000,000			120,000,000
Convertible redeemable preferred shares, shares outstanding	120,000,000			120,000,000
Convertible redeemable preferred shares, liquidation value | ¥	¥ 287,231			¥ 242,530
Series C convertible redeemable preferred shares [Member] | Parent Company
Convertible redeemable preferred shares, par value | $ / shares		0.00001			0.00001
Convertible redeemable preferred shares, shares authorized	120,000,000			120,000,000
Convertible redeemable preferred shares, shares issued	120,000,000			120,000,000
Convertible redeemable preferred shares, shares outstanding	120,000,000			120,000,000
Convertible redeemable preferred shares, liquidation value | ¥	¥ 287,231			¥ 242,530
Series C-1 convertible redeemable preferred shares [Member]
Convertible redeemable preferred shares, par value | $ / shares		0.00001			0.00001	$ 0.29
Convertible redeemable preferred shares, shares authorized	103,500,000			103,500,000
Convertible redeemable preferred shares, shares issued	103,500,000			103,500,000		103,500,000
Convertible redeemable preferred shares, shares outstanding	103,500,000			103,500,000
Convertible redeemable preferred shares, liquidation value | ¥	¥ 255,213			¥ 221,064
Series C-1 convertible redeemable preferred shares [Member] | Parent Company
Convertible redeemable preferred shares, par value | $ / shares		0.00001			$ 0.00001
Convertible redeemable preferred shares, shares authorized	103,500,000			103,500,000
Convertible redeemable preferred shares, shares issued	103,500,000			103,500,000
Convertible redeemable preferred shares, shares outstanding	103,500,000			103,500,000
Convertible redeemable preferred shares, liquidation value | ¥	¥ 255,213			¥ 221,064
Series C-2 convertible redeemable preferred shares [Member]
Convertible redeemable preferred shares, par value | $ / shares		0.00001	$ 0.3045
Convertible redeemable preferred shares, shares authorized	273,360,850
Convertible redeemable preferred shares, shares issued	273,360,850		273,360,850
Convertible redeemable preferred shares, shares outstanding	273,360,850
Convertible redeemable preferred shares, liquidation value | ¥	¥ 595,962
Series C-2 convertible redeemable preferred shares [Member] | Parent Company
Convertible redeemable preferred shares, par value | $ / shares		$ 0.00001
Convertible redeemable preferred shares, shares authorized	273,360,850
Convertible redeemable preferred shares, shares issued	273,360,850
Convertible redeemable preferred shares, shares outstanding	273,360,850
Convertible redeemable preferred shares, liquidation value | ¥	¥ 595,962